CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY - USD ($) $ in Thousands	Ordinary shares	Treasury shares	Additional paid-in capital Redeemable preferred stock	Additional paid-in capital Redeemable ordinary shares	Additional paid-in capital	Accumulated deficit	Statutory reserves	Accumulated other comprehensive losses	Total iClick Interactive Asia Group Limited shareholders' equity	Non-controlling interests	Redeemable preferred stock	Redeemable ordinary shares	Total
Beginning balance at Dec. 31, 2015	$ 13	$ (9,783)			$ 53,917	$ (97,055)	$ 81	$ (3,102)					$ (55,929)
Beginning balance, shares at Dec. 31, 2015	13,104,300	2,654,188
Reissuance of treasury shares as share-based compensation	$ 1	$ 6,328			(6,329)
Reissuance of treasury shares as share-based compensation, shares	436,773	(436,773)
Reissuance of treasury shares upon exercise of employee share options and vesting of restricted share units ("RSUs")		$ 987			(816)								$ 171
Reissuance of treasury shares upon exercise of employee share options and vesting of restricted share units ("RSUs"), shares	68,135	(68,135)											68,135
Share-based compensation expense					21,244								$ 21,244
Preferred shares accretion			$ (773)	$ (1,556)							$ (773)	$ (1,556)
Net loss						(27,330)							(27,330)
Foreign currency translation								(139)					(139)
Ending balance at Dec. 31, 2016	$ 14	$ (2,468)			65,687	(124,385)	81	(3,241)					(64,312)
Ending balance, shares at Dec. 31, 2016	13,609,208	2,149,280
Reissuance of treasury shares upon exercise of employee share options and vesting of restricted share units ("RSUs")		$ 375			(315)								60
Reissuance of treasury shares upon exercise of employee share options and vesting of restricted share units ("RSUs"), shares	25,898	(25,898)
Share-based compensation expense					5,072								5,072
Preferred shares accretion			$ (1,662)	$ (3,650)							$ (1,662)	$ (3,650)
Derecognition of derivative liabilities					71,074								71,074
Issuance of ordinary shares upon Initial public offering ("IPO")	$ 2				28,403								28,405
Issuance of ordinary shares upon Initial public offering ("IPO"), shares	2,156,250
Conversion of preferred shares to Class A ordinary shares	$ 10				109,685								109,695
Conversion of preferred shares to Class A ordinary shares (in shares)	10,268,077
Net loss						(24,619)							(24,619)
Foreign currency translation								(79)					(79)
Ending balance at Dec. 31, 2017	$ 26	$ (2,093)			274,294	(149,004)	81	(3,320)	$ 119,984				119,984
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Dec. 31, 2017													119,984
Ending balance, shares at Dec. 31, 2017	26,059,433	2,123,382
Reissuance of treasury shares upon exercise of employee share options and vesting of restricted share units ("RSUs")	$ 1	$ 1,554			(900)				655				655
Reissuance of treasury shares upon exercise of employee share options and vesting of restricted share units ("RSUs"), shares	764,522	(764,522)
Share-based compensation expense					19,679				19,679				19,679
RSUs vested	$ 1				(1)
RSUs vested, in shares	1,162,745
Net loss						(32,409)			(32,409)	$ (202)			(32,611)
Foreign currency translation								(2,547)	(2,547)				(2,547)
Business combination										1,517			1,517
Repurchase of ordinary shares		$ (37)							(37)				(37)
Repurchase of ordinary shares, shares		5,000
Ending balance at Dec. 31, 2018	$ 28	$ (576)			$ 293,072	$ (181,413)	$ 81	$ (5,867)	$ 105,325	$ 1,315			105,325
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Dec. 31, 2018													$ 106,640
Ending balance, shares at Dec. 31, 2018	27,986,700	1,363,860